Description of Business and Organization	12 Months Ended
Dec. 31, 2025
Description of Business and Organization [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

Note 1 — DESCRIPTION OF BUSINESS AND ORGANIZATION

Pomdoctor Limited (“Pomdoctor” or the “Company”) was incorporated in the Cayman Islands on February 26, 2021 under the Cayman Islands Companies Act as an exempted company with limited liability. The Company through its consolidated subsidiaries, variable interest entity (the “VIE”) and the subsidiaries of the VIE (collectively, the “Group”) are principally engaged in online hospital service and pharmaceutical supply chain in the People’s Republic of China (the “PRC” or “China”). Due to the PRC legal restrictions on foreign ownership and investment in such business, the Company conducts its primary business operations through its VIE and subsidiaries of the VIE. The Company is ultimately controlled by Mr. Zhenyang Shi (“Mr. Shi”), founder and a nominee shareholder of the VIE.

On March 12, 2021, the Company established a wholly-owned subsidiary, Pomegranate Cloud Medical Limited (“Pom (HK)”), in accordance with the laws and regulations in Hong Kong.

On April 6, 2021, Pom (HK) established a wholly-owned subsidiary, Guangzhou Pomegranate Cloud Medical Health Medical Technology Co., Ltd. (“Guangzhou WFOE” or the “WFOE”), a wholly-owned foreign enterprise (“WFOE”) incorporated in the People’s Republic of China (“PRC”), as part of a restructure of the Company.

Pomdoctor, Pom (HK) and Guangzhou WFOE are currently not engaging in any active business operations and merely acting as holding companies.

Prior to the incorporation of the Company and the completion of the Corporate Reorganization (as defined below), the main operating activities of the Group were carried out by Guangzhou Qilekang Digital Health Medical Technology Co., Ltd. (“Qilekang Digital Health” or the “VIE”) and its subsidiaries, which were all established in the PRC. Qilekang Digital Health are principally engaged in online hospital service and pharmaceutical supply chain in PRC.

As of December 31, 2025, the details of the Company’s major subsidiaries, consolidated VIE and the subsidiaries of the VIE are as follows:

	Date of	Place of	Percentage of ownership by the Company
Entity	incorporation	incorporation	Direct	Indirect	Principal activities
Subsidiaries:
Pom (HK)	March 12, 2021	Hong Kong	100% owned by the Company	—	Investment holding
Guangzhou WFOE	April 6, 2021	PRC	100% owned by Pom (HK)	—	WFOE, Investment holding

VIE:
Qilekang Digital Health	January 12, 2010	PRC	—	94.86%	Online hospital service and pharmaceutical supply chain

VIE’s subsidiaries:
Guangzhou Qilekang Modern Pharmaceutical Logistics Co., Ltd. (“Modern Logistics”)	October 24, 2002	PRC	—	100% owned by Qilekang Digital Health	Drugs wholesale
Hangzhou Qilekang Pharmaceutical Co., Ltd. (“Hangzhou Qilekang”)	July 27, 2016	PRC	—	100% owned by Qilekang Digital Health	Offline retail pharmacy and drugs wholesale
Nanjing Qilekang Pharmaceutical Co., Ltd. (“Nanjing Qilekang”)	November 13, 2018	PRC	—	80% owned by Qilekang Digital Health	Drugs sales
Suzhou Qilekang Pharmaceutical Co., Ltd. (“Suzhou Qilekang”)	September 2, 2024	PRC	—	100% owned by Qilekang Digital Health	Drugs sales
Guangzhou Qilekang Cloud Technology Co., Ltd. (“Guangzhou Cloud Tech”)	November 5, 2024	PRC	—	100% owned by Qilekang Digital Health	Online service and pharmaceutical supply chain
Guangzhou Pomegranate Cloud Pharma Health Industry Technology Co., Ltd.	February 20, 2025	PRC	—	100% owned by Qilekang Cloud Technology	Drugs sales
Guangzhou Wanggang International Medical Management Co., Ltd.	September 26, 2017	PRC	—	100% owned by Qilekang Cloud Technology	Drugs sales

In August 2021, the Company obtained 97.13% equity interest in Qilekang Digital Health which controlled by the founder and the nominee shareholders.

In October 2023, the Company terminated the contractual agreements with General Technology Group Investment Management Co., Ltd., or General Technology, who holds 2.27% of the equity interest of the VIE. Since October 2023, the Company’s equity interest in Qilekang Digital Health was changed to 94.86%.

On August 8, 2024, the Company issued 2,268,156 Class A ordinary shares to HEALTHYSEVEN LIMITED, which is wholly owned by the founder.

The transactions undertaken by the Company and the founder and the nominee shareholders to restructure the Group (the “Corporate Reorganization”) was accounted for as a legal reorganization of entities under common control in a manner similar to a pooling of interest using historical cost. The accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented. The number of outstanding shares in the consolidated balance sheets, the consolidated statements of changes in shareholders’ deficit, and per share information including the loss per share have been presented retrospectively in all periods presented on the consolidated financial statements to reflect the nominal share issuance for the Reorganization.

The PRC laws and regulations currently place certain restrictions on foreign ownership of companies that engage in internet content and other restricted businesses. To comply with PRC laws and regulations, the Group conducts all of its business in China through the VIE and subsidiaries of the VIE. Despite the lack of technical majority ownership, the Company has effective control of the VIE through a series of contractual arrangements (the “Contractual Agreements”) and a parent-subsidiary relationship exists between the Company and the VIE. The equity interests of the VIE are legally held by PRC individuals and PRC entities (the “Nominee Shareholders”). Through the Contractual Agreements, the Nominee Shareholders of the VIE effectively assigned all of their voting rights underlying their equity interests in the VIE to the Company, via the WFOE, and therefore, the Company has the power to direct the activities of the VIE that most significantly impact its economic performance. The Company also has the right to receive economic benefits and obligations to absorb losses from the VIE, via the WFOE, that potentially could be significant to the VIE. Based on the above and in accordance with SEC Regulation SX-3A-02 and ASC810-10, the Company is deemed to be the primary beneficiary of Qilekang Digital Health and the financial positions, the operating results and cash flows of Qilekang Digital Health and its subsidiaries are consolidated in the Company’s consolidated financial statements for financial reporting purposes. The described contractual arrangements are as follows:

Exclusive Business Cooperation Agreement. Pursuant to an Exclusive Business Cooperation Agreement dated August 10, 2021 by and between Guangzhou WFOE and Qilekang Digital Health, Guangzhou WFOE has the exclusive right to provide or designate any third party to provide comprehensive technical support, consulting services and other related services to Qilekang Digital Health. In exchange, Qilekang Digital Health agrees to pay an agreed service fees to Guangzhou WFOE on annual basis or at any other agreed time. Without the prior written consent of Guangzhou WFOE, Qilekang Digital Health cannot accept same or similar services provided by, or establish same or similar cooperation relationship with, any third party. This Exclusive Business Cooperation Agreement will remain effective for 30 years unless earlier terminated in accordance with provisions of this agreement or other agreements separately executed between Guangzhou WFOE and Qilekang Digital Health, and will automatically be extended for another 30 years unless agreed by Guangzhou WFOE on this agreement’s termination upon expiration of its term. Unless otherwise required by the applicable laws, Qilekang Digital Health has no right to terminate this agreement unilaterally.

Power of Attorney. Pursuant to each of the Power of Attorneys dated August 10, 2021 and October 24, 2023 by and among Guangzhou WFOE, Qilekang Digital Health, and each of the shareholders of Qilekang Digital Health (except for Zhongke Baiyun and General Technology), the shareholders of Qilekang Digital Health (except for Zhongke Baiyun and General Technology) irrevocably authorized Guangzhou WFOE to act on their respective behalf as proxy attorney, to exercise the voting and management rights of shareholders concerning all the equity interests held by each of them in Qilekang Digital Health, including but not limited to right to convene and attend shareholders’ meetings, the right to vote and all other rights as shareholders under the articles of association of Qilekang Digital Health and under the laws of China. Without the prior written consent of Guangzhou WFOE, the shareholders of Qilekang Digital Health (except for Zhongke Baiyun and General Technology) have no right to increase, decrease, transfer, pledge, or by any other manner to dispose of or change all or a portion of the equity interest held by such shareholders. The Power of Attorneys shall be irrevocable and remain effective as long as such shareholders remain as Qilekang Digital Health’s shareholders.

Spousal Consent Letters. Spouses of two shareholders of Qilekang Digital Health, Mr. Zhenyang Shi and Ms. Li Xu, who collectively hold 13.97% of equity interests in Qilekang Digital Health, have each signed a spousal consent letter. Each signing spouse of the relevant shareholder unconditionally and irrevocably agreed that the equity interest in Qilekang Digital Health held by and registered in the name of such shareholder be disposed of in accordance with the Equity Interest Pledge Agreement, the Exclusive Option Agreement, and the Power of Attorney, and that such shareholder may perform, amend or terminate such agreements without any additional consent of his spouse. Additionally, the signing spouses agreed not to assert any rights over the equity interest in Qilekang Digital Health held by the shareholders. In addition, in the event that the signing spouses obtain any equity interest in Qilekang Digital Health held by the shareholders for any reason, they agree to be bound by and sign a series of written documents in substantially the same format and content as the Contractual Arrangements described above and the Exclusive Business Cooperation Agreement, as may be amended from time to time.

Equity Interest Pledge Agreement. Pursuant to each of the Equity Interest Pledge Agreements dated August 10, 2021 and October 24, 2023 by and between Guangzhou WFOE, Qilekang Digital Health and each of the shareholders of Qilekang Digital Health (except for Zhongke Baiyun and General Technology), the shareholders of Qilekang Digital Health (except for Zhongke Baiyun and General Technology) have agreed to pledge 94.86% of equity interests in Qilekang Digital Health to Guangzhou WFOE to guarantee the performance by such shareholders of their obligations under the Exclusive Option Agreements, the Power of Attorneys, and the Exclusive Business Cooperation Agreement, as well as the performance by Qilekang Digital Health of its obligations under the Exclusive Option Agreements, the Power of Attorneys, and the Exclusive Business Cooperation Agreement. In the event of a breach by Qilekang Digital Health or any shareholder of contractual obligations under the Equity Interest Pledge Agreements, Guangzhou WFOE, as pledgee, will have the right to dispose of the pledged equity interests in Qilekang Digital Health and will have priority in receiving the proceeds from such disposal. The shareholders of Qilekang Digital Health (except for Zhongke Baiyun and General Technology) also have undertaken that, without prior written consent of Guangzhou WFOE, they will not dispose of, place, or permit any encumbrance on the pledged equity interests.

Exclusive Option Agreement. Pursuant to each of the Exclusive Option Agreements dated August 10, 2021 and October 24, 2023 by and between Guangzhou WFOE, Qilekang Digital Health, and each of the shareholders of Qilekang Digital Health (except for Zhongke Baiyun and General Technology), such shareholders of Qilekang Digital Health (except for Zhongke Baiyun and General Technology) have irrevocably granted Guangzhou WFOE or its designated person, to the extent permitted by PRC laws, an exclusive option to purchase all or part of their equity interests in Qilekang Digital Health. Guangzhou WFOE or its designated person may exercise such option to purchase all of equity interests at the price based on registered capital contributed by the shareholders (except for Zhongke Baiyun and General Technology) or the price as agreed in a separate equity transfer agreement. Qilekang Digital Health has undertaken that, without Guangzhou WFOE’s prior written consent, it will not, among other things, (i) change its registered capital, (ii) merge with any other entity, (iii) sell, transfer, mortgage, or dispose of its material assets, or (iv) amend its articles of association. The shareholders of Qilekang Digital Health (except for Zhongke Baiyun and General Technology) have undertaken that, without Guangzhou WFOE’s prior written consent, they will not sell, transfer, mortgage or dispose of equity interest in Qilekang Digital Health. The Exclusive Option Agreements will remain effective until all equity interest held by the shareholders of Qilekang Digital Health in Qilekang Digital Health (except for Zhongke Baiyun and General Technology) have been transferred or assigned to Guangzhou WFOE or any other person designated by Guangzhou WFOE.

In August 2021, Guangdong Zhongke Baiyun Emerging Industry Venture Capital Fund Co., Ltd., or Zhongke Baiyun, which holds 2.87% of the equity interest of the VIE, has irrevocably confirmed and undertaken that it would not enter into contractual arrangements with Guangzhou WFOE and the VIE, authorize Guangzhou WFOE to act on its behalf as proxy attorney, or pledge its equity interest of the VIE, and it has given up its right of first refusal or any other preferential rights in respect of Guangzhou WFOE’s exclusive option under the Exclusive Option Agreements.

In October 2023, the Company terminated the contractual arrangements with General Technology Group Investment Management Co. Ltd., or General Technology. General Technology, which holds 2.27% of the equity interest of the VIE, has irrevocably confirmed and undertaken that it would not re-enter into contractual arrangements with Guangzhou WFOE and the VIE, authorize Guangzhou WFOE to act on its behalf as proxy attorney, or pledge its equity interest of the VIE, and it has given up its right of first refusal or any other preferential rights in respect of Guangzhou WFOE’s exclusive option under the Exclusive Option Agreements. The preferred shares of General Technology were reclassified as redeemable non-controlling interest. Please see Note 15.

In the same month, the Company terminated the relevant agreements with Mr. Shi and Ms. Xu, with Guangzhou WFOE entering into a new series of agreements with Qilekang Digital Health and each of Mr. Shi and Ms. Xu, Guangzhou Jinpin Management Consulting Partnership (Limited Partnership), or Guangzhou Jin Pin, Guangzhou Jinshang Management Consulting Partnership (Limited Partnership), or Guangzhou Jin Shang, Guangzhou Jinyue Management Consulting Partnership (Limited Partnership). or Guangzhou Jin Yue. and Guangzhou Jinqiu Management Consulting Partnership (Limited Partnership), or Guangzhou Jin Qiu. In January 2024, the Company completed the ODI procedures and registration of adding four domestic limited partnerships as the new shareholders of Qilekang Digital Health. Since January 2024, 34 nominators indirectly hold the equity of Qilekang Digital Health through four domestic limited partnerships in China. The owners of the three domestic limited partnerships, namely Guangzhou Jin Pin, Guangzhou Jin Shang and Guangzhou Jin Yue indirectly hold the shares of the Company. The owners of Guangzhou Jin Qiu indirectly holds the shares of the Company through an qualified overseas related entities.

In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of the Group, including its subsidiary, the VIE and the subsidiaries of the VIE, is not in violation with any applicable PRC laws, (ii) each of the VIE agreements is legal, valid, binding and enforceable to each party of such agreements in accordance with its terms and applicable PRC Laws; and (iii) each of the Group’s PRC subsidiaries, the VIE and the subsidiaries of the VIE have the necessary corporate power and authority to conduct its business as described in its business scope under its business license, which is in full force and effect, and the Group’s business operation in PRC are in compliance with existing PRC laws and regulations.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIE and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company, the WFOE or any of its current or future VIE are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, which may include, but not limited to, revocation of business and operating licenses, being required to discontinue or restrict its business operations, restriction of the Group’s right to collect revenues, being required to restructure its operations, imposition of additional conditions or requirements with which the Group may not be able to comply, or other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIE or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIE.

In addition, if the VIE or the Nominee Shareholders fail to perform their obligations under the Contractual Agreements, the Group may have to incur substantial costs and expend resources to enforce the primary beneficiary’ rights under the contracts. The Group may have to rely on legal remedies under PRC laws, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of the Contractual Agreements are governed by PRC laws and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC laws and any disputes would be resolved in accordance with PRC legal procedures. The legal system in PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements. Under PRC laws, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Group is unable to enforce the Contractual Agreements, the primary beneficiary may not be able to exert effective control over its VIE, and the Group’s ability to conduct its business may be negatively affected.

The following tables represent the selected financial information for the VIE as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025.

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	US$
Current assets	37,880,384	46,138,392	6,597,704
Non-current assets	8,730,173	2,590,800	370,480
Total assets	46,610,557	48,729,192	6,968,184
Current liabilities	179,145,271	264,182,042	37,777,533
Non-current liabilities	366,763,077	370,685,951	53,007,385
Total liabilities	545,908,348	634,867,993	90,784,918
Net deficit	(499,297,791)	(586,138,801)	(83,816,734)

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net revenues	304,852,971	342,557,920	399,914,964	57,187,079
Net loss	(36,949,421)	(37,365,434)	(130,931,921)	(18,723,015)

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net cash used in operating activities	(45,831,182)	(16,155,582)	(11,414,010)	(1,632,182)
Net cash used in investing activities	(111,891)	(33,373)	(1,607,753)	(229,906)
Net cash provided by financing activities	50,067,178	17,016,080	13,870,644	1,983,476

There are no pledge or collateralization of the VIE and VIE’s subsidiaries’ assets that can only be used to settled obligations of the VIE and VIE’s subsidiaries, except for the restricted net assets. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets to the Company in the form of loans and advances or cash dividends. As the VIE is incorporated as limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE in normal course of business.